Expense Example, No Redemption (Vanguard Florida Focused Long-Term Tax-Exempt Fund, USD $)	12 Months Ended
Nov. 30, 2011
Vanguard Florida Focused Long-Term Tax-Exempt Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Florida Focused Long-Term Tax-Exempt Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	$ 154